Average Annual Total Returns - Class A Class C and Institutional Class - Inverse High Yield Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(10.37%)	(7.67%)	(9.00%)	(12.99%)	(8.21%)	(9.27%)	(6.12%)	(5.81%)	(6.15%)	7.11%	8.59%	6.80%	(7.43%)	(7.52%)	(9.20%)	(10.44%)	(8.13%)	(9.50%)	(4.38%)	(5.73%)	(6.27%)	7.11%	8.59%	6.80%